PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 1,969,701	$ 642,185
Accumulated depreciation	824,901	24,821
Property and equipment, net	1,144,800	617,364
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	138,379	51,466
Accumulated depreciation	37,114	10,196
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	61,987	12,823
Accumulated depreciation	3,255	535
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,769,335	574,515
Accumulated depreciation	784,532	13,727
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	0	3,381
Accumulated depreciation	$ 0	$ 363